Financial Risk Management - Summary of Reconciliation of Components of Equity and Analysis of Movements in Reserves for all Hedges (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	$ (12)	$ 20
At the beginning of the financial year	(16)	27
At the beginning of the financial year	4	(7)
Add: Change in fair value of hedging instrument recognised in OCI	(165)	242
Less: Reclassified from reserves to financial expenses – recognised through OCI	90	(274)
At the end of the financial year	(11)	4
At the end of the financial year	(76)	(16)
At the end of the financial year	(87)	(12)
Cash flow hedging reserve, gross [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	(22)	40
Add: Change in fair value of hedging instrument recognised in OCI	(215)	330
Less: Reclassified from reserves to financial expenses – recognised through OCI	129	(392)
At the end of the financial year	(108)	(22)
Cash flow hedging reserve, tax [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	6	(13)
Add: Change in fair value of hedging instrument recognised in OCI	65	(99)
Less: Reclassified from reserves to financial expenses – recognised through OCI	(39)	118
At the end of the financial year	32	6
Cash flow hedging reserve, net [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	(16)	27
Add: Change in fair value of hedging instrument recognised in OCI	150	231
Less: Reclassified from reserves to financial expenses – recognised through OCI	90	(274)
At the end of the financial year	(76)	(16)
Cost of hedging reserve, gross [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	6	(10)
Add: Change in fair value of hedging instrument recognised in OCI	(22)	16
Less: Reclassified from reserves to financial expenses – recognised through OCI	0	0
At the end of the financial year	(16)	6
Cost of hedging reserve, tax [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	(2)	3
Add: Change in fair value of hedging instrument recognised in OCI	7	(5)
Less: Reclassified from reserves to financial expenses – recognised through OCI	0	0
At the end of the financial year	5	(2)
Cost of hedging reserve, net [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	4	(7)
Add: Change in fair value of hedging instrument recognised in OCI	(15)	11
Less: Reclassified from reserves to financial expenses – recognised through OCI	0	0
At the end of the financial year	$ (11)	$ 4